Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Concentrates	$ 1,391	$ 1,266
Ore stockpile	2,877	161
Spare parts and supplies	5,098	5,191
Inventories	$ 9,366	$ 6,618